Quarterly Holdings Report
for
Fidelity® Series Large Cap Value Index Fund
October 31, 2024
XS6-NPRT3-1224
1.967969.110
Common Stocks - 99.6%
	Shares	Value ($)
BELGIUM - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Liberty Global Ltd Class A	53,862	1,067,007
Liberty Global Ltd Class C	50,091	1,032,876

TOTAL BELGIUM		2,099,883
BERMUDA - 0.1%
Financials - 0.1%
Insurance - 0.1%
RenaissanceRe Holdings Ltd	16,575	4,349,280
BRAZIL - 0.0%
Financials - 0.0%
Capital Markets - 0.0%
XP Inc Class A	117,169	2,045,771
CANADA - 0.1%
Industrials - 0.1%
Commercial Services & Supplies - 0.1%
RB Global Inc (United States) (b)	59,179	5,014,828
FINLAND - 0.0%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Amer Sports Inc	18,332	327,225
JAPAN - 0.0%
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Allegro MicroSystems Inc (b)(c)	38,670	805,883
LUXEMBOURG - 0.0%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Birkenstock Holding Plc (c)	12,341	567,686
PUERTO RICO - 0.0%
Financials - 0.0%
Banks - 0.0%
Popular Inc	20,456	1,825,289
UNITED KINGDOM - 0.0%
Energy - 0.0%
Energy Equipment & Services - 0.0%
TechnipFMC PLC	138,907	3,707,428
UNITED STATES - 99.4%
Communication Services - 4.3%
Diversified Telecommunication Services - 1.4%
AT&T Inc	2,323,495	52,371,577
Frontier Communications Parent Inc (c)	79,912	2,855,256
GCI Liberty Inc Class A (d)(j)	30,220	0
Iridium Communications Inc	33,544	983,846
Verizon Communications Inc	1,363,201	57,431,658
		113,642,337
Entertainment - 1.2%
Electronic Arts Inc	86,428	13,037,664
Liberty Media Corp-Liberty Formula One Class A (c)	4,582	340,167
Liberty Media Corp-Liberty Formula One Class C (c)	43,158	3,445,735
Liberty Media Corp-Liberty Live Class A (c)	6,004	340,667
Liberty Media Corp-Liberty Live Class C (c)	14,845	866,354
Madison Square Garden Sports Corp Class A (c)	5,719	1,273,621
Playtika Holding Corp	21,435	167,836
Roku Inc Class A (c)	34,087	2,184,295
Take-Two Interactive Software Inc (c)	55,642	8,998,424
TKO Group Holdings Inc Class A (c)	22,253	2,598,483
Walt Disney Co/The	594,244	57,166,274
Warner Bros Discovery Inc (c)	783,511	6,369,944
		96,789,464
Interactive Media & Services - 0.1%
IAC Inc Class A (c)	24,998	1,198,654
Match Group Inc (c)	83,587	3,011,640
TripAdvisor Inc Class A (c)	32,134	515,429
Trump Media & Technology Group Corp (b)(c)	6,833	241,478
ZoomInfo Technologies Inc (c)	98,697	1,090,602
		6,057,803
Media - 1.2%
Charter Communications Inc Class A (c)	30,325	9,934,773
Comcast Corp Class A	1,242,887	54,276,875
Fox Corp Class A	74,800	3,141,600
Fox Corp Class B	42,996	1,675,124
Interpublic Group of Cos Inc/The	121,869	3,582,949
Liberty Broadband Corp Class A (c)	4,783	383,740
Liberty Broadband Corp Class C (c)	26,666	2,155,146
New York Times Co/The Class A	52,428	2,927,580
News Corp Class A	121,519	3,311,393
News Corp Class B	38,743	1,125,096
Nexstar Media Group Inc	6,400	1,125,888
Omnicom Group Inc	62,798	6,342,598
Paramount Global Class A (b)	2,766	60,548
Paramount Global Class B	189,504	2,073,174
Sirius XM Holdings Inc (b)	78,349	2,088,784
		94,205,268
Wireless Telecommunication Services - 0.4%
T-Mobile US Inc	156,393	34,900,662
Consumer Discretionary - 6.1%
Automobile Components - 0.1%
Aptiv PLC (c)	88,053	5,004,052
BorgWarner Inc	74,541	2,506,814
Gentex Corp	76,398	2,315,623
Lear Corp	18,103	1,733,543
QuantumScape Corp Class A (b)(c)	112,131	577,475
		12,137,507
Automobiles - 0.5%
Ford Motor Co	1,271,064	13,079,249
General Motors Co	362,160	18,383,242
Harley-Davidson Inc	38,215	1,220,969
Lucid Group Inc Class A (b)(c)	313,170	692,106
Rivian Automotive Inc Class A (b)(c)	261,044	2,636,544
Thor Industries Inc (b)	16,378	1,704,622
		37,716,732
Broadline Retail - 0.2%
Dillard's Inc Class A (b)	963	357,774
eBay Inc	164,178	9,441,877
Etsy Inc (c)	12,707	653,648
Kohl's Corp	34,809	643,270
Macy's Inc	86,666	1,329,456
Nordstrom Inc	31,515	712,554
Ollie's Bargain Outlet Holdings Inc (c)	19,550	1,795,277
		14,933,856
Distributors - 0.1%
Genuine Parts Co	44,867	5,146,245
LKQ Corp	85,011	3,127,555
		8,273,800
Diversified Consumer Services - 0.1%
ADT Inc	90,775	653,580
Bright Horizons Family Solutions Inc (c)	15,623	2,085,202
Grand Canyon Education Inc (c)	6,204	850,630
H&R Block Inc	35,589	2,125,731
Service Corp International/US	46,295	3,779,987
		9,495,130
Hotels, Restaurants & Leisure - 2.0%
Aramark	85,104	3,219,484
Booking Holdings Inc	678	3,170,498
Boyd Gaming Corp	22,347	1,548,424
Caesars Entertainment Inc (c)	69,935	2,800,897
Carnival Corp (c)	322,479	7,094,538
Choice Hotels International Inc (b)	1,289	179,828
Darden Restaurants Inc	18,254	2,921,005
Domino's Pizza Inc	7,365	3,047,121
DoorDash Inc Class A (c)	14,098	2,209,157
Dutch Bros Inc Class A (c)	20,895	692,042
Hilton Worldwide Holdings Inc	38,772	9,105,604
Hyatt Hotels Corp Class A	12,041	1,751,363
Marriott International Inc/MD Class A1	74,254	19,307,526
Marriott Vacations Worldwide Corp	10,946	843,170
McDonald's Corp	218,211	63,741,616
MGM Resorts International (c)	75,791	2,794,414
Penn Entertainment Inc (c)	47,671	941,502
Planet Fitness Inc Class A (c)	12,547	985,190
Royal Caribbean Cruises Ltd	50,126	10,343,500
Starbucks Corp	81,906	8,002,216
Travel + Leisure Co	21,009	1,004,440
Vail Resorts Inc	1,858	307,852
Wendy's Co/The	27,497	525,468
Wyndham Hotels & Resorts Inc (b)	22,605	1,996,474
Wynn Resorts Ltd	30,687	2,946,566
Yum! Brands Inc	56,180	7,368,569
		158,848,464
Household Durables - 0.9%
DR Horton Inc	95,907	16,208,283
Garmin Ltd	50,121	9,941,500
Leggett & Platt Inc	42,036	504,432
Lennar Corp Class A	77,248	13,155,335
Lennar Corp Class B	3,395	544,286
Mohawk Industries Inc (c)	17,201	2,309,578
Newell Brands Inc	131,172	1,154,314
NVR Inc (c)	933	8,539,572
PulteGroup Inc	66,879	8,662,837
SharkNinja Inc	17,049	1,572,088
Toll Brothers Inc	33,129	4,851,411
TopBuild Corp (c)	9,466	3,345,095
Whirlpool Corp	17,002	1,759,877
		72,548,608
Leisure Products - 0.0%
Brunswick Corp/DE (b)	21,727	1,732,511
Hasbro Inc	5,359	351,710
Mattel Inc (c)	108,193	2,204,973
Polaris Inc (b)	16,806	1,174,907
YETI Holdings Inc (c)	18,712	658,850
		6,122,951
Specialty Retail - 1.8%
Advance Auto Parts Inc	18,755	669,366
AutoNation Inc (c)	8,280	1,287,292
AutoZone Inc (c)	482	1,450,338
Bath & Body Works Inc	71,655	2,033,569
Best Buy Co Inc	69,787	6,310,838
CarMax Inc (c)	47,282	3,422,271
Carvana Co Class A (c)	22,768	5,630,754
Dick's Sporting Goods Inc	16,504	3,230,658
Five Below Inc (c)	3,437	325,793
Floor & Decor Holdings Inc Class A (c)	21,134	2,177,859
GameStop Corp Class A (b)(c)	122,424	2,715,364
Gap Inc/The	63,488	1,318,646
Home Depot Inc/The	64,898	25,553,588
Lithia Motors Inc Class A	8,812	2,928,844
Lowe's Cos Inc	185,362	48,533,332
O'Reilly Automotive Inc (c)	1,457	1,680,125
Penske Automotive Group Inc	6,252	941,364
RH (c)	3,784	1,203,501
Ross Stores Inc	81,848	11,435,803
TJX Cos Inc/The	150,132	16,969,420
Ulta Beauty Inc (c)	2,010	741,650
Wayfair Inc Class A (b)(c)	30,346	1,299,719
Williams-Sonoma Inc	16,477	2,210,060
		144,070,154
Textiles, Apparel & Luxury Goods - 0.4%
Capri Holdings Ltd (c)	37,133	733,005
Carter's Inc (b)	11,106	607,498
Columbia Sportswear Co (b)	11,400	917,358
Crocs Inc (c)	15,538	1,675,307
NIKE Inc Class B	148,494	11,453,342
PVH Corp	17,831	1,755,640
Ralph Lauren Corp Class A	13,164	2,605,551
Skechers USA Inc Class A (c)	39,456	2,424,966
Tapestry Inc	74,357	3,528,240
Under Armour Inc Class A (c)	59,885	512,017
Under Armour Inc Class C (c)	60,766	480,051
VF Corp (b)	111,532	2,309,828
		29,002,803
TOTAL CONSUMER DISCRETIONARY		493,150,005

Consumer Staples - 7.8%
Beverages - 1.1%
Boston Beer Co Inc/The Class A (c)	2,221	646,465
Brown-Forman Corp Class A	15,137	659,670
Brown-Forman Corp Class B	56,610	2,492,539
Coca-Cola Co/The	536,199	35,019,157
Coca-Cola Consolidated Inc	1,981	2,227,159
Constellation Brands Inc Class A	51,431	11,949,479
Keurig Dr Pepper Inc	362,423	11,941,838
Molson Coors Beverage Co Class B	56,872	3,097,818
Monster Beverage Corp (c)	45,540	2,399,047
PepsiCo Inc	93,186	15,476,331
		85,909,503
Consumer Staples Distribution & Retail - 2.3%
Albertsons Cos Inc	137,093	2,481,383
BJ's Wholesale Club Holdings Inc (c)	42,681	3,616,361
Casey's General Stores Inc	9,924	3,910,254
Dollar General Corp	70,804	5,667,152
Dollar Tree Inc (c)	65,356	4,224,612
Grocery Outlet Holding Corp (b)(c)	30,442	435,321
Kroger Co/The	214,975	11,989,156
Maplebear Inc (c)	54,843	2,418,576
Performance Food Group Co (c)	42,509	3,453,856
Sysco Corp	61,017	4,573,224
Target Corp	149,615	22,448,236
US Foods Holding Corp (c)	74,476	4,591,445
Walgreens Boots Alliance Inc	228,924	2,165,621
Walmart Inc	1,404,778	115,121,558
		187,096,755
Food Products - 1.4%
Archer-Daniels-Midland Co	154,259	8,516,639
Bunge Global SA	45,543	3,826,523
Campbell Soup Co	62,349	2,908,581
Conagra Brands Inc	153,748	4,449,467
Darling Ingredients Inc (c)	50,859	1,989,095
Flowers Foods Inc	61,190	1,360,254
Freshpet Inc (c)	10,018	1,327,786
General Mills Inc	180,430	12,272,849
Hershey Co/The	40,430	7,179,559
Hormel Foods Corp	94,236	2,878,910
Ingredion Inc	21,549	2,860,845
JM Smucker Co	33,362	3,786,921
Kellanova	84,865	6,844,362
Kraft Heinz Co/The	287,868	9,632,063
Lamb Weston Holdings Inc	31,255	2,428,201
McCormick & Co Inc/MD	81,431	6,371,161
Mondelez International Inc	432,700	29,631,297
Pilgrim's Pride Corp (c)	11,778	570,526
Post Holdings Inc (c)	15,883	1,734,582
Seaboard Corp	108	298,729
Tyson Foods Inc Class A	91,352	5,352,314
		116,220,664
Household Products - 1.6%
Church & Dwight Co Inc	78,906	7,883,498
Colgate-Palmolive Co	118,591	11,113,163
Kimberly-Clark Corp	64,184	8,612,209
Procter & Gamble Co/The	592,992	97,950,419
Reynolds Consumer Products Inc	19,641	529,324
Spectrum Brands Holdings Inc	8,498	761,591
		126,850,204
Personal Care Products - 0.2%
BellRing Brands Inc (c)	42,550	2,801,067
Coty Inc Class A (c)	119,787	891,215
Estee Lauder Cos Inc/The Class A	47,618	3,282,785
Kenvue Inc	619,152	14,197,155
		21,172,222
Tobacco - 1.2%
Altria Group Inc	556,594	30,312,109
Philip Morris International Inc	502,961	66,742,925
		97,055,034
TOTAL CONSUMER STAPLES		634,304,382

Energy - 6.8%
Energy Equipment & Services - 0.5%
Baker Hughes Co Class A	322,957	12,298,203
Halliburton Co	283,834	7,873,555
NOV Inc	131,032	2,032,306
Schlumberger NV	461,232	18,481,566
		40,685,630
Oil, Gas & Consumable Fuels - 6.3%
Antero Midstream Corp	70,853	1,018,158
Antero Resources Corp (c)	94,754	2,452,234
APA Corp	117,873	2,781,803
Cheniere Energy Inc	36,313	6,949,582
Chevron Corp	557,439	82,958,072
Chord Energy Corp	20,231	2,530,898
Civitas Resources Inc	24,238	1,182,572
ConocoPhillips	378,825	41,496,491
Coterra Energy Inc	239,811	5,736,279
Devon Energy Corp	202,992	7,851,731
Diamondback Energy Inc	60,955	10,775,015
DT Midstream Inc	31,818	2,868,393
EOG Resources Inc	186,167	22,704,927
Eqt Corp	178,427	6,519,723
Expand Energy Corp	73,076	6,190,999
Exxon Mobil Corp	1,452,157	169,582,894
Hess Corp	31,857	4,284,129
HF Sinclair Corp	50,320	1,942,855
Kinder Morgan Inc	628,120	15,395,221
Marathon Oil Corp	181,261	5,020,930
Marathon Petroleum Corp	113,918	16,571,651
Matador Resources Co	34,883	1,817,753
New Fortress Energy Inc Class A (b)	9,352	78,649
Occidental Petroleum Corp	214,450	10,746,090
ONEOK Inc	188,992	18,309,545
Ovintiv Inc	85,294	3,343,525
Permian Resources Corp Class A	164,151	2,237,378
Phillips 66	135,362	16,489,799
Range Resources Corp (b)	75,460	2,266,064
Valero Energy Corp	103,315	13,406,154
Viper Energy Inc Class A	22,674	1,176,781
Williams Cos Inc/The	394,008	20,634,199
		507,320,494
TOTAL ENERGY		548,006,124

Financials - 21.8%
Banks - 7.1%
Bank of America Corp	2,195,466	91,814,388
Bank OZK	34,562	1,512,088
BOK Financial Corp	7,987	848,458
Citigroup Inc	620,162	39,795,796
Citizens Financial Group Inc	146,303	6,162,282
Columbia Banking System Inc	67,241	1,917,041
Comerica Inc	42,082	2,681,044
Commerce Bancshares Inc/MO	39,201	2,450,063
Cullen/Frost Bankers Inc	18,786	2,392,397
East West Bancorp Inc	44,695	4,357,316
Fifth Third Bancorp	221,463	9,673,504
First Citizens BancShares Inc/NC Class A	3,873	7,503,357
First Hawaiian Inc	42,707	1,056,570
First Horizon Corp (b)	177,431	3,074,879
FNB Corp/PA	116,898	1,695,021
Huntington Bancshares Inc/OH	466,208	7,268,183
JPMorgan Chase & Co	927,337	205,794,627
KeyCorp	298,050	5,141,363
M&T Bank Corp	53,821	10,477,872
Pinnacle Financial Partners Inc	24,110	2,542,400
PNC Financial Services Group Inc/The	128,514	24,195,331
Prosperity Bancshares Inc	29,738	2,176,822
Regions Financial Corp	297,392	7,098,747
Synovus Financial Corp	46,039	2,295,965
TFS Financial Corp	21,416	275,195
Truist Financial Corp	431,298	18,567,379
US Bancorp	503,866	24,341,766
Webster Financial Corp	55,678	2,884,120
Wells Fargo & Co	1,133,660	73,597,207
Western Alliance Bancorp	34,866	2,901,200
Wintrust Financial Corp	21,349	2,474,136
Zions Bancorp NA	46,135	2,401,788
		571,368,305
Capital Markets - 5.0%
Affiliated Managers Group Inc	10,088	1,956,063
Ameriprise Financial Inc	2,776	1,416,593
Bank of New York Mellon Corp/The	239,551	18,052,563
Blackrock Inc	47,748	46,842,220
Carlyle Group Inc/The	70,868	3,545,526
Cboe Global Markets Inc	34,065	7,275,262
Charles Schwab Corp/The	434,038	30,742,912
CME Group Inc Class A	116,203	26,187,508
Coinbase Global Inc Class A (c)	10,198	1,827,992
Evercore Inc Class A	11,640	3,074,939
FactSet Research Systems Inc	7,943	3,606,599
Franklin Resources Inc	91,675	1,904,090
Goldman Sachs Group Inc/The	74,571	38,612,118
Houlihan Lokey Inc Class A	15,614	2,697,631
Interactive Brokers Group Inc Class A	34,229	5,222,661
Intercontinental Exchange Inc	183,769	28,644,074
Invesco Ltd	116,819	2,025,641
Janus Henderson Group PLC	41,842	1,728,493
Jefferies Financial Group Inc	41,110	2,630,218
KKR & Co Inc Class A	155,178	21,451,807
Lazard Inc Class A	2,178	115,411
MarketAxess Holdings Inc	11,976	3,466,094
Morgan Stanley	353,403	41,083,099
MSCI Inc	10,428	5,956,474
Nasdaq Inc	133,182	9,844,813
Northern Trust Corp	64,514	6,484,947
Raymond James Financial Inc	61,119	9,059,058
Robinhood Markets Inc Class A (c)	214,802	5,045,699
S&P Global Inc	101,187	48,606,187
SEI Investments Co	32,899	2,459,529
State Street Corp	97,646	9,061,549
Stifel Financial Corp	32,420	3,359,360
T Rowe Price Group Inc	70,895	7,788,525
TPG Inc Class A	21,084	1,426,965
Tradeweb Markets Inc Class A	22,848	2,901,696
Virtu Financial Inc Class A	25,661	794,465
		406,898,781
Consumer Finance - 1.0%
Ally Financial Inc	77,329	2,710,381
American Express Co	113,429	30,634,905
Capital One Financial Corp	122,514	19,944,054
Credit Acceptance Corp (b)(c)	403	171,275
Discover Financial Services	80,941	12,014,073
OneMain Holdings Inc	36,456	1,810,770
SLM Corp	69,995	1,541,990
SoFi Technologies Inc Class A (b)(c)	276,785	3,091,688
Synchrony Financial	128,009	7,058,416
		78,977,552
Financial Services - 4.7%
Affirm Holdings Inc Class A (b)(c)	75,169	3,296,161
Apollo Global Management Inc	42,526	6,092,275
Berkshire Hathaway Inc Class B (c)	592,250	267,057,371
Block Inc Class A (c)	103,629	7,494,449
Corebridge Financial Inc	83,777	2,661,595
Euronet Worldwide Inc (c)	14,107	1,389,116
Fidelity National Information Services Inc	181,963	16,327,540
Fiserv Inc (c)	126,526	25,039,495
Global Payments Inc	82,209	8,525,895
Jack Henry & Associates Inc	23,437	4,263,893
MGIC Investment Corp	85,286	2,135,561
PayPal Holdings Inc (c)	330,638	26,219,594
Rocket Cos Inc Class A (c)	43,715	703,812
UWM Holdings Corp Class A	8,827	56,846
Voya Financial Inc	33,134	2,660,660
Western Union Co/The	87,490	941,392
WEX Inc (c)	11,791	2,035,127
		376,900,782
Insurance - 4.0%
AFLAC Inc	180,386	18,902,649
Allstate Corp/The	71,605	13,355,765
American Financial Group Inc/OH	23,266	2,999,685
American International Group Inc	209,790	15,918,865
Aon PLC	63,420	23,266,895
Arch Capital Group Ltd	116,592	11,491,308
Arthur J Gallagher & Co	64,799	18,221,479
Assurant Inc	16,798	3,220,177
Assured Guaranty Ltd	16,961	1,415,565
Axis Capital Holdings Ltd	25,849	2,022,943
Brighthouse Financial Inc (c)	19,343	914,924
Brown & Brown Inc	43,163	4,516,576
Chubb Ltd	130,790	36,940,328
Cincinnati Financial Corp	49,692	6,998,124
CNA Financial Corp	8,531	408,720
Everest Group Ltd	11,718	4,167,038
Fidelity National Financial Inc	84,125	5,061,801
First American Financial Corp	31,913	2,047,219
Globe Life Inc	28,864	3,048,038
Hanover Insurance Group Inc/The	11,516	1,708,168
Hartford Financial Services Group Inc/The	94,735	10,462,533
Kemper Corp	20,326	1,265,700
Lincoln National Corp	54,914	1,908,262
Loews Corp	58,522	4,620,897
Markel Group Inc (c)	3,181	4,905,134
Marsh & McLennan Cos Inc	137,211	29,944,929
MetLife Inc	190,199	14,915,406
Old Republic International Corp	81,214	2,836,805
Primerica Inc	11,207	3,102,210
Principal Financial Group Inc	74,045	6,101,308
Progressive Corp/The	29,614	7,191,168
Prudential Financial Inc	116,317	14,246,506
Reinsurance Group of America Inc	21,352	4,506,980
RLI Corp	12,467	1,944,478
The Travelers Companies, Inc.	73,842	18,160,701
Unum Group	60,155	3,860,748
W R Berkley Corp	94,726	5,415,485
White Mountains Insurance Group Ltd	811	1,457,481
Willis Towers Watson PLC	32,937	9,953,232
		323,426,230
Mortgage Real Estate Investment Trusts (REITs) - 0.0%
AGNC Investment Corp (b)	242,797	2,260,440
Annaly Capital Management Inc	162,688	3,092,699
Rithm Capital Corp	164,981	1,747,149
Starwood Property Trust Inc	100,004	1,974,079
		9,074,367
TOTAL FINANCIALS		1,766,646,017

Health Care - 14.9%
Biotechnology - 2.4%
AbbVie Inc	325,714	66,403,314
Alnylam Pharmaceuticals Inc (b)(c)	4,487	1,196,189
Amgen Inc	38,371	12,284,859
Biogen Inc (c)	47,117	8,198,358
BioMarin Pharmaceutical Inc (c)	61,028	4,021,135
Exact Sciences Corp (c)	35,095	2,419,098
Exelixis Inc (c)	14,853	493,120
Gilead Sciences Inc	403,854	35,870,313
GRAIL Inc (b)	8,213	111,450
Incyte Corp (c)	48,429	3,589,557
Ionis Pharmaceuticals Inc (c)	3,371	129,413
Moderna Inc (c)	104,380	5,674,097
Regeneron Pharmaceuticals Inc (c)	30,979	25,966,598
Roivant Sciences Ltd (b)(c)	137,866	1,592,352
United Therapeutics Corp (c)	14,157	5,294,293
Vertex Pharmaceuticals Inc (c)	41,838	19,914,051
		193,158,197
Health Care Equipment & Supplies - 3.3%
Abbott Laboratories	559,661	63,448,768
Align Technology Inc (c)	9,851	2,019,751
Baxter International Inc	164,470	5,871,579
Becton Dickinson & Co	93,513	21,843,702
Boston Scientific Corp (c)	475,563	39,956,803
Cooper Cos Inc/The (c)	63,177	6,613,368
DENTSPLY SIRONA Inc	65,339	1,513,905
Edwards Lifesciences Corp (c)	156,153	10,463,813
Enovis Corp (c)	16,979	700,723
Envista Holdings Corp (c)	54,265	1,137,937
GE HealthCare Technologies Inc	129,335	11,297,412
Globus Medical Inc Class A (c)	36,580	2,690,093
Hologic Inc (c)	74,050	5,988,424
Masimo Corp (c)	6,501	936,209
Medtronic PLC	415,347	37,069,720
QuidelOrtho Corp (c)	17,038	648,295
ResMed Inc	34,188	8,289,564
Solventum Corp	45,017	3,267,334
STERIS PLC	31,886	7,073,909
Stryker Corp	82,317	29,327,901
Teleflex Inc	15,235	3,063,149
Zimmer Biomet Holdings Inc	66,102	7,067,626
		270,289,985
Health Care Providers & Services - 4.0%
Acadia Healthcare Co Inc (c)	29,376	1,254,061
Amedisys Inc (c)	10,930	1,033,978
Cardinal Health Inc	32,141	3,487,941
Centene Corp (c)	170,022	10,585,570
Chemed Corp	4,377	2,364,630
Cigna Group/The	81,976	25,806,865
CVS Health Corp	408,077	23,040,027
Elevance Health Inc	63,171	25,632,265
Encompass Health Corp	32,144	3,197,042
HCA Healthcare Inc	46,082	16,531,457
Henry Schein Inc (c)	41,486	2,913,562
Humana Inc	38,946	10,041,447
Labcorp Holdings Inc	27,168	6,201,639
McKesson Corp	23,854	11,941,074
Molina Healthcare Inc (c)	6,818	2,190,078
Premier Inc Class A (b)	36,358	732,614
Quest Diagnostics Inc	35,919	5,561,339
R1 RCM Inc (c)	49,589	707,139
Tenet Healthcare Corp (c)	30,854	4,782,987
UnitedHealth Group Inc	277,328	156,551,657
Universal Health Services Inc Class B	18,739	3,828,565
		318,385,937
Health Care Technology - 0.0%
Certara Inc (c)	37,237	379,817
Doximity Inc Class A (c)	36,710	1,532,276
		1,912,093
Life Sciences Tools & Services - 2.3%
10X Genomics Inc Class A (b)(c)	10,504	168,378
Agilent Technologies Inc	94,747	12,346,482
Avantor Inc (c)	219,692	4,914,510
Azenta Inc (b)(c)	16,661	684,600
Bio-Rad Laboratories Inc Class A (c)	6,171	2,210,390
Bio-Techne Corp	50,243	3,705,421
Bruker Corp	12,550	710,456
Charles River Laboratories International Inc (c)	16,589	2,962,464
Danaher Corp	208,863	51,309,285
Fortrea Holdings Inc (b)(c)	25,335	426,135
Illumina Inc (c)	51,462	7,417,733
IQVIA Holdings Inc (c)	51,667	10,634,102
Mettler-Toledo International Inc (c)	6,831	8,823,944
QIAGEN NV (United States)	72,601	3,056,502
Repligen Corp (c)	15,209	2,042,112
Revvity Inc	39,894	4,731,029
Sotera Health Co (c)	47,686	747,240
Thermo Fisher Scientific Inc	123,561	67,503,846
Waters Corp (c)	7,530	2,433,018
West Pharmaceutical Services Inc	9,289	2,860,362
		189,688,009
Pharmaceuticals - 2.9%
Bristol-Myers Squibb Co	656,168	36,594,489
Catalent Inc (c)	58,803	3,445,856
Elanco Animal Health Inc (c)	156,735	1,981,130
Jazz Pharmaceuticals PLC (c)	19,633	2,160,219
Johnson & Johnson	780,688	124,800,785
Organon & Co	83,440	1,567,003
Perrigo Co PLC	42,765	1,096,067
Pfizer Inc	1,834,419	51,914,058
Royalty Pharma PLC Class A	127,585	3,444,795
Viatris Inc	386,057	4,478,261
Zoetis Inc Class A	25,899	4,630,223
		236,112,886
TOTAL HEALTH CARE		1,209,547,107

Industrials - 14.6%
Aerospace & Defense - 3.3%
Boeing Co (c)	182,647	27,271,024
BWX Technologies Inc	23,040	2,805,120
Curtiss-Wright Corp	12,062	4,160,908
GE Aerospace	275,938	47,400,630
General Dynamics Corp	87,179	25,422,268
Hexcel Corp	26,345	1,546,188
Howmet Aerospace Inc	121,811	12,146,993
Huntington Ingalls Industries Inc	12,479	2,308,116
L3Harris Technologies Inc	60,493	14,970,203
Loar Holdings Inc (b)	293	25,250
Lockheed Martin Corp	46,559	25,423,542
Northrop Grumman Corp	44,213	22,505,301
RTX Corp	428,358	51,827,034
Spirit AeroSystems Holdings Inc Class A (c)	32,138	1,040,307
Textron Inc	59,095	4,752,420
TransDigm Group Inc	13,893	18,092,854
Woodward Inc	19,016	3,120,335
		264,818,493
Air Freight & Logistics - 0.8%
CH Robinson Worldwide Inc	37,670	3,881,517
Expeditors International of Washington Inc	38,364	4,565,316
FedEx Corp	73,273	20,065,811
GXO Logistics Inc (c)	37,602	2,248,976
United Parcel Service Inc Class B	235,835	31,616,040
		62,377,660
Building Products - 1.2%
A O Smith Corp	39,008	2,929,501
Advanced Drainage Systems Inc	13,887	2,081,384
Allegion plc	28,560	3,987,833
Armstrong World Industries Inc	9,444	1,317,910
AZEK Co Inc/The Class A (c)	13,193	580,491
Builders FirstSource Inc (c)	35,227	6,037,908
Carlisle Cos Inc	12,914	5,452,678
Carrier Global Corp	271,499	19,743,407
Fortune Brands Innovations Inc	39,820	3,318,201
Hayward Holdings Inc (c)	44,683	726,545
Johnson Controls International plc	215,977	16,317,062
Masco Corp	71,303	5,697,823
Owens Corning	27,905	4,933,325
Simpson Manufacturing Co Inc	12,654	2,275,063
Trane Technologies PLC	48,322	17,886,872
		93,286,003
Commercial Services & Supplies - 0.4%
Cintas Corp	5,994	1,233,625
Clean Harbors Inc (c)	16,505	3,816,946
Copart Inc (c)	18,709	962,952
MSA Safety Inc	11,822	1,961,861
Republic Services Inc	66,444	13,155,913
Stericycle Inc (b)(c)	29,640	1,821,971
Tetra Tech Inc	67,815	3,314,797
Veralto Corp	43,964	4,492,681
Vestis Corp	41,406	559,809
		31,320,555
Construction & Engineering - 0.3%
AECOM	43,822	4,680,190
API Group Corp (c)	72,320	2,469,005
EMCOR Group Inc	9,161	4,086,447
MasTec Inc (c)	20,565	2,527,233
MDU Resources Group Inc	65,398	1,886,732
Quanta Services Inc	32,614	9,837,361
Valmont Industries Inc	6,396	1,993,505
WillScot Holdings Corp (c)	42,192	1,398,243
		28,878,716
Electrical Equipment - 1.6%
Acuity Brands Inc	10,017	3,012,012
AMETEK Inc	74,566	13,670,930
Eaton Corp PLC	129,085	42,802,004
Emerson Electric Co	184,670	19,994,221
GE Vernova Inc	88,156	26,593,139
Generac Holdings Inc (c)	9,734	1,611,464
Hubbell Inc	17,303	7,388,900
nVent Electric PLC	53,154	3,963,694
Regal Rexnord Corp	21,467	3,575,114
Rockwell Automation Inc	33,553	8,948,921
Sensata Technologies Holding PLC	48,251	1,656,939
		133,217,338
Ground Transportation - 1.0%
Avis Budget Group Inc (b)	3,191	264,852
CSX Corp	631,291	21,236,629
JB Hunt Transport Services Inc	26,378	4,764,394
Knight-Swift Transportation Holdings Inc	51,066	2,659,517
Landstar System Inc	11,799	2,073,910
Lyft Inc Class A (c)	35,315	458,036
Norfolk Southern Corp	73,074	18,299,922
Ryder System Inc	14,145	2,069,131
Saia Inc (c)	3,573	1,745,804
Schneider National Inc Class B (b)	17,305	489,385
U-Haul Holding Co (b)(c)	1,376	100,902
U-Haul Holding Co Class N (b)	18,595	1,269,295
Union Pacific Corp	102,724	23,839,159
		79,270,936
Industrial Conglomerates - 0.7%
3M Co	145,567	18,700,992
Honeywell International Inc	178,016	36,614,331
		55,315,323
Machinery - 3.5%
AGCO Corp	19,961	1,992,906
Allison Transmission Holdings Inc	28,608	3,057,051
Caterpillar Inc	135,740	51,065,388
CNH Industrial NV Class A	283,336	3,181,863
Crane Co	16,024	2,520,255
Cummins Inc	44,232	14,551,443
Deere & Co	81,546	33,000,851
Donaldson Co Inc	39,179	2,866,336
Dover Corp	44,382	8,402,844
Esab Corp	18,125	2,230,100
Flowserve Corp	41,899	2,205,563
Fortive Corp	113,714	8,122,591
Gates Industrial Corp PLC (c)	64,552	1,249,081
Graco Inc	54,195	4,414,183
IDEX Corp	24,411	5,239,577
Illinois Tool Works Inc	59,913	15,645,082
Ingersoll Rand Inc	130,489	12,526,944
ITT Inc	26,777	3,751,993
Lincoln Electric Holdings Inc	12,647	2,435,306
Middleby Corp/The (c)	16,938	2,196,859
Nordson Corp	18,353	4,549,525
Oshkosh Corp	20,842	2,130,886
Otis Worldwide Corp	130,586	12,823,545
PACCAR Inc	166,378	17,349,898
Parker-Hannifin Corp	41,394	26,246,694
Pentair PLC	53,453	5,298,261
RBC Bearings Inc (c)	9,279	2,601,368
Snap-on Inc	16,720	5,519,774
Stanley Black & Decker Inc	49,612	4,610,939
Timken Co/The	20,832	1,729,056
Toro Co/The	34,095	2,743,966
Westinghouse Air Brake Technologies Corp	56,732	10,664,481
Xylem Inc/NY	78,205	9,523,805
		286,448,414
Marine Transportation - 0.0%
Kirby Corp (c)	18,479	2,120,650
Passenger Airlines - 0.4%
Alaska Air Group Inc (c)	40,315	1,931,491
American Airlines Group Inc (b)(c)	193,792	2,596,813
Delta Air Lines Inc	208,502	11,930,484
Southwest Airlines Co (b)	193,129	5,905,885
United Airlines Holdings Inc (c)	105,902	8,287,891
		30,652,564
Professional Services - 0.9%
Amentum Holdings Inc	39,515	1,175,176
Automatic Data Processing Inc	9,426	2,726,376
Broadridge Financial Solutions Inc	3,188	672,222
CACI International Inc (c)	7,180	3,967,381
Clarivate PLC (b)(c)	128,968	851,189
Concentrix Corp (b)	14,798	629,062
Dayforce Inc (b)(c)	42,697	3,029,352
Dun & Bradstreet Holdings Inc	95,156	1,131,405
Equifax Inc	31,655	8,389,208
FTI Consulting Inc (c)	11,554	2,253,954
Genpact Ltd	56,020	2,138,283
Jacobs Solutions Inc	40,277	5,662,141
KBR Inc	39,773	2,665,189
Leidos Holdings Inc	43,691	8,002,444
ManpowerGroup Inc	14,800	930,180
Parsons Corp (c)	14,814	1,602,282
Paychex Inc	66,485	9,263,355
Paycom Software Inc	5,925	1,238,503
Paycor HCM Inc (c)	20,606	310,944
Robert Half Inc	32,273	2,198,114
Science Applications International Corp	16,817	2,426,525
SS&C Technologies Holdings Inc	69,647	4,870,415
TransUnion	59,206	5,997,568
		72,131,268
Trading Companies & Distributors - 0.5%
Air Lease Corp Class A (b)	33,908	1,503,820
Core & Main Inc Class A (c)	20,551	909,998
Fastenal Co	29,747	2,325,620
Ferguson Enterprises Inc	60,983	11,997,795
MSC Industrial Direct Co Inc Class A (b)	14,336	1,133,548
SiteOne Landscape Supply Inc (b)(c)	8,841	1,235,441
United Rentals Inc	16,304	13,251,892
Watsco Inc	11,186	5,291,090
Wesco International Inc	13,878	2,664,160
WW Grainger Inc	1,901	2,108,646
		42,422,010
TOTAL INDUSTRIALS		1,182,259,930

Information Technology - 9.0%
Communications Equipment - 1.2%
Ciena Corp (c)	46,765	2,970,045
Cisco Systems Inc	1,311,910	71,853,311
F5 Inc (c)	18,920	4,425,010
Juniper Networks Inc	106,249	4,133,086
Lumentum Holdings Inc (c)	21,104	1,347,912
Motorola Solutions Inc	28,033	12,596,629
Ubiquiti Inc	715	189,968
		97,515,961
Electronic Equipment, Instruments & Components - 0.9%
Amphenol Corp Class A	159,338	10,678,833
Arrow Electronics Inc (c)	17,500	2,076,725
Avnet Inc	29,090	1,576,969
CDW Corp/DE	21,571	4,060,309
Cognex Corp	51,941	2,089,586
Coherent Corp (c)	42,833	3,959,483
Corning Inc	248,178	11,810,791
Crane NXT Co	15,374	834,347
IPG Photonics Corp (b)(c)	8,601	696,337
Jabil Inc	32,745	4,030,582
Keysight Technologies Inc (c)	56,320	8,392,243
Littelfuse Inc	7,800	1,908,114
TD SYNNEX Corp	24,591	2,836,572
Teledyne Technologies Inc (c)	15,012	6,835,264
Trimble Inc (c)	79,174	4,790,027
Vontier Corp (b)	49,884	1,849,699
Zebra Technologies Corp Class A (c)	13,027	4,975,923
		73,401,804
IT Services - 2.1%
Accenture Capital Inc Class A	203,020	70,005,356
Akamai Technologies Inc (c)	48,586	4,911,073
Amdocs Ltd	37,426	3,283,944
Cognizant Technology Solutions Corp Class A	161,062	12,013,615
DXC Technology Co (c)	56,525	1,122,587
EPAM Systems Inc (c)	16,911	3,190,260
Globant SA (c)	3,284	689,278
IBM Corporation	296,929	61,381,163
Kyndryl Holdings Inc (c)	73,338	1,678,707
Okta Inc Class A (c)	28,195	2,026,939
Twilio Inc Class A (c)	44,435	3,583,683
VeriSign Inc (c)	25,574	4,522,506
		168,409,111
Semiconductors & Semiconductor Equipment - 3.2%
Advanced Micro Devices Inc (c)	177,046	25,507,017
Amkor Technology Inc	35,463	902,533
Analog Devices Inc	160,435	35,794,653
Applied Materials Inc	21,869	3,970,973
Astera Labs Inc (c)	6,625	464,810
Cirrus Logic Inc (c)	17,165	1,885,060
First Solar Inc (c)	34,482	6,706,059
GlobalFoundries Inc (c)	31,083	1,134,530
Intel Corp	1,378,665	29,668,871
Lattice Semiconductor Corp (c)	5,733	290,434
MACOM Technology Solutions Holdings Inc (c)	17,860	2,007,464
Marvell Technology Inc	255,034	20,430,774
Microchip Technology Inc	171,481	12,581,561
Micron Technology Inc	356,665	35,541,667
MKS Instruments Inc	20,069	1,993,454
ON Semiconductor Corp (c)	138,801	9,784,082
Onto Innovation Inc (c)	11,950	2,370,044
Qorvo Inc (c)	31,037	2,211,697
QUALCOMM Inc	22,464	3,656,465
Skyworks Solutions Inc	52,056	4,559,064
Teradyne Inc	4,343	461,270
Texas Instruments Inc	258,997	52,617,831
Universal Display Corp	7,495	1,351,498
Wolfspeed Inc (b)(c)	39,405	524,481
		256,416,292
Software - 1.1%
ANSYS Inc (c)	28,211	9,039,087
Aspen Technology Inc (c)	8,598	2,018,209
BILL Holdings Inc (c)	24,316	1,419,082
Ccc Intelligent Solutions Holdings Inc Class A (b)(c)	146,489	1,524,950
Dolby Laboratories Inc Class A	19,019	1,386,485
DoubleVerify Holdings Inc (c)	19,322	329,440
Dropbox Inc Class A (c)	54,587	1,411,074
Fair Isaac Corp (c)	1,203	2,397,711
Fortinet Inc (c)	37,842	2,976,652
Gen Digital Inc	176,094	5,126,096
Guidewire Software Inc (c)	14,566	2,713,063
HashiCorp Inc Class A (c)	9,700	328,442
Informatica Inc Class A (c)	20,208	551,678
MicroStrategy Inc Class A (b)(c)	47,452	11,602,014
nCino Inc (c)	9,830	366,659
Nutanix Inc Class A (c)	56,333	3,498,279
PTC Inc (c)	15,169	2,811,271
Roper Technologies Inc	34,538	18,572,119
Salesforce Inc	46,055	13,419,045
SentinelOne Inc Class A (b)(c)	74,353	1,917,564
Tyler Technologies Inc (c)	2,008	1,216,025
UiPath Inc Class A (c)	19,275	238,239
Unity Software Inc (b)(c)	52,177	1,047,714
Zoom Video Communications Inc Class A (c)	85,135	6,362,990
		92,273,888
Technology Hardware, Storage & Peripherals - 0.5%
Dell Technologies Inc Class C	73,992	9,147,631
Hewlett Packard Enterprise Co	419,906	8,183,968
HP Inc	239,923	8,522,065
NetApp Inc	37,010	4,267,623
Pure Storage Inc Class A (c)	12,405	620,870
Western Digital Corp (c)	105,526	6,891,903
		37,634,060
TOTAL INFORMATION TECHNOLOGY		725,651,116

Materials - 4.5%
Chemicals - 2.4%
Air Products and Chemicals Inc	71,769	22,286,428
Albemarle Corp (b)	38,008	3,600,498
Ashland Inc (b)	16,289	1,377,561
Axalta Coating Systems Ltd (c)	69,902	2,650,684
Celanese Corp	26,239	3,305,327
CF Industries Holdings Inc	58,910	4,844,169
Chemours Co/The	43,481	789,615
Corteva Inc	226,407	13,792,714
Dow Inc	227,547	11,236,271
DuPont de Nemours Inc	135,498	11,244,979
Eastman Chemical Co	38,020	3,995,522
Ecolab Inc	10,791	2,651,672
Element Solutions Inc	71,837	1,946,783
FMC Corp	40,672	2,643,273
Huntsman Corp	51,271	1,127,962
International Flavors & Fragrances Inc	82,770	8,229,821
Linde PLC	155,447	70,907,149
LyondellBasell Industries NV Class A1	84,322	7,323,366
Mosaic Co/The	104,234	2,789,302
NewMarket Corp	2,257	1,184,857
Olin Corp	37,747	1,548,759
PPG Industries Inc	75,435	9,392,412
RPM International Inc	31,901	4,054,936
Scotts Miracle-Gro Co/The	13,423	1,167,533
Sherwin-Williams Co/The	6,628	2,377,928
Westlake Corp	10,849	1,431,417
		197,900,938
Construction Materials - 0.5%
CRH PLC	222,276	21,211,799
Eagle Materials Inc	2,793	797,289
Martin Marietta Materials Inc	18,663	11,054,841
Vulcan Materials Co	31,620	8,661,667
		41,725,596
Containers & Packaging - 0.7%
Amcor PLC	465,417	5,180,091
AptarGroup Inc	21,546	3,617,789
Avery Dennison Corp	16,127	3,338,773
Ball Corp	99,385	5,888,561
Berry Global Group Inc	37,482	2,640,607
Crown Holdings Inc	37,804	3,536,564
Graphic Packaging Holding CO (b)	96,788	2,735,229
International Paper Co	112,024	6,221,813
Packaging Corp of America	28,750	6,582,025
Sealed Air Corp	44,577	1,612,796
Silgan Holdings Inc	27,039	1,398,998
Smurfit WestRock PLC	167,030	8,602,045
Sonoco Products Co	31,598	1,659,527
		53,014,818
Metals & Mining - 0.9%
Alcoa Corp	81,364	3,261,883
ATI Inc (c)	40,576	2,138,761
Cleveland-Cliffs Inc (b)(c)	97,755	1,268,860
Freeport-McMoRan Inc	462,580	20,825,352
MP Materials Corp (b)(c)	41,389	744,588
Newmont Corp	373,250	16,960,480
Nucor Corp	77,479	10,989,621
Reliance Inc	18,466	5,287,554
Royal Gold Inc	21,331	3,115,606
Steel Dynamics Inc	48,022	6,266,871
United States Steel Corp (b)	72,738	2,825,871
		73,685,447
Paper & Forest Products - 0.0%
Louisiana-Pacific Corp	6,076	600,916
TOTAL MATERIALS		366,927,715

Real Estate - 4.8%
Diversified REITs - 0.0%
WP Carey Inc	70,266	3,915,222
Health Care REITs - 0.6%
Alexandria Real Estate Equities Inc	56,054	6,252,824
Healthcare Realty Trust Inc	121,235	2,082,817
Healthpeak Properties Inc	226,306	5,080,570
Medical Properties Trust Inc (b)	188,289	871,778
Omega Healthcare Investors Inc	80,069	3,400,530
Ventas Inc	130,566	8,550,767
Welltower Inc	195,128	26,318,865
		52,558,151
Hotel & Resort REITs - 0.1%
Host Hotels & Resorts Inc	224,730	3,874,345
Park Hotels & Resorts Inc	65,234	906,100
		4,780,445
Industrial REITs - 0.6%
Americold Realty Trust Inc	90,166	2,315,463
EastGroup Properties Inc	15,291	2,619,042
First Industrial Realty Trust Inc	42,015	2,205,367
Lineage Inc (b)	19,976	1,479,023
Prologis Inc	298,784	33,744,666
Rexford Industrial Realty Inc	69,864	2,996,467
STAG Industrial Inc Class A	57,655	2,149,378
		47,509,406
Office REITs - 0.1%
BXP Inc	50,875	4,098,490
Cousins Properties Inc	49,313	1,510,457
Highwoods Properties Inc	35,077	1,176,483
Kilroy Realty Corp	38,033	1,529,687
Vornado Realty Trust	55,884	2,314,156
		10,629,273
Real Estate Management & Development - 0.4%
CBRE Group Inc Class A (c)	99,076	12,975,984
CoStar Group Inc (c)	131,100	9,542,769
Howard Hughes Holdings Inc (c)	9,728	739,717
Jones Lang LaSalle Inc (c)	10,655	2,887,079
Seaport Entertainment Group Inc (b)	2,385	64,752
Zillow Group Inc Class A (c)	14,473	840,158
Zillow Group Inc Class C (c)	52,022	3,126,002
		30,176,461
Residential REITs - 0.7%
American Homes 4 Rent Class A	107,955	3,804,334
AvalonBay Communities Inc	45,940	10,180,764
Camden Property Trust	33,112	3,834,038
Equity LifeStyle Properties Inc	59,399	4,165,058
Equity Residential	122,714	8,635,384
Essex Property Trust Inc	20,681	5,870,509
Invitation Homes Inc	197,610	6,206,930
Mid-America Apartment Communities Inc	37,553	5,683,271
Sun Communities Inc	39,921	5,296,718
UDR Inc	106,393	4,488,721
		58,165,727
Retail REITs - 0.6%
Agree Realty Corp	32,549	2,416,763
Brixmor Property Group Inc	97,832	2,636,572
Federal Realty Investment Trust	26,723	2,961,977
Kimco Realty Corp	213,629	5,067,280
NNN REIT Inc	59,292	2,575,644
Realty Income Corp	281,801	16,730,526
Regency Centers Corp	59,570	4,255,681
Simon Property Group Inc	77,905	13,175,294
		49,819,737
Specialized REITs - 1.7%
Crown Castle Inc	140,332	15,084,287
CubeSmart	72,388	3,463,042
Digital Realty Trust Inc	104,417	18,610,242
EPR Properties	25,003	1,134,386
Equinix Inc	28,989	26,324,331
Extra Space Storage Inc	67,655	11,048,062
Gaming and Leisure Properties Inc	84,522	4,242,159
Iron Mountain Inc	40,598	5,023,191
Lamar Advertising Co Class A	21,210	2,799,720
National Storage Affiliates Trust	21,581	909,638
Public Storage Operating Co	43,355	14,266,396
Rayonier Inc	47,929	1,496,823
SBA Communications Corp Class A	34,553	7,928,877
VICI Properties Inc	338,163	10,740,057
Weyerhaeuser Co	235,461	7,336,965
		130,408,176
TOTAL REAL ESTATE		387,962,598

Utilities - 4.8%
Electric Utilities - 3.2%
Alliant Energy Corp	82,916	4,974,960
American Electric Power Co Inc	170,408	16,827,790
Avangrid Inc	24,948	890,893
Constellation Energy Corp	85,665	22,526,468
Duke Energy Corp	249,424	28,751,104
Edison International	122,978	10,133,387
Entergy Corp	68,873	10,660,163
Evergy Inc	72,014	4,352,526
Eversource Energy	113,397	7,467,192
Exelon Corp	322,867	12,688,673
FirstEnergy Corp	186,190	7,788,328
IDACORP Inc	16,327	1,689,518
NextEra Energy Inc	664,944	52,696,813
NRG Energy Inc	39,781	3,596,202
OGE Energy Corp	65,502	2,619,425
PG&E Corp	689,485	13,941,387
Pinnacle West Capital Corp	36,710	3,223,505
PPL Corp	238,413	7,762,727
Southern Co/The	353,924	32,217,703
Xcel Energy Inc	179,418	11,986,917
		256,795,681
Gas Utilities - 0.1%
Atmos Energy Corp	49,060	6,808,547
National Fuel Gas Co	30,600	1,852,218
UGI Corp	67,793	1,620,930
		10,281,695
Independent Power and Renewable Electricity Producers - 0.1%
AES Corp/The	228,723	3,771,643
Brookfield Renewable Corp Class A (United States) (b)	44,045	1,346,896
Clearway Energy Inc Class A	13,649	363,609
Clearway Energy Inc Class C	25,850	733,623
		6,215,771
Multi-Utilities - 1.3%
Ameren Corp	86,043	7,495,206
CenterPoint Energy Inc	204,227	6,030,822
CMS Energy Corp	95,983	6,681,377
Consolidated Edison Inc	111,879	11,375,857
Dominion Energy Inc	271,107	16,139,000
DTE Energy Co	66,948	8,316,281
NiSource Inc	144,836	5,092,433
Public Service Enterprise Group Inc	161,287	14,420,671
Sempra	204,674	17,063,671
WEC Energy Group Inc	101,692	9,714,637
		102,329,955
Water Utilities - 0.1%
American Water Works Co Inc	62,684	8,657,287
Essential Utilities Inc	81,527	3,146,942
		11,804,229
TOTAL UTILITIES		387,427,331

TOTAL UNITED STATES		8,047,477,859
TOTAL COMMON STOCKS (Cost $5,652,917,093)		8,068,221,132

U.S. Treasury Obligations - 0.0%
	Yield (%) (f)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 11/21/2024 (g) (Cost $1,414,049)	5.08	1,418,000	1,414,366

Money Market Funds - 1.1%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (h)	4.87	18,570,834	18,574,548
Fidelity Securities Lending Cash Central Fund (h)(i)	4.87	66,975,055	66,981,753
TOTAL MONEY MARKET FUNDS (Cost $85,555,924)			85,556,301

TOTAL INVESTMENT IN SECURITIES - 100.7% (Cost $5,739,887,066)	8,155,191,799
NET OTHER ASSETS (LIABILITIES) - (0.7)% (e)	(57,675,938)
NET ASSETS - 100.0%	8,097,515,861

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
CME E-mini S&P 500 Index Contracts (United States)	46	Dec 2024	13,198,550	85,645	85,645
CME E-mini S&P MidCap 400 Index Contracts (United States)	48	Dec 2024	14,945,280	253,264	253,264

TOTAL FUTURES CONTRACTS					338,909
The notional amount of futures purchased as a percentage of Net Assets is 0.4%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security is on loan at period end.
(c)	Non-income producing
(d)	Level 3 security
(e)	Includes $107,452 of cash collateral to cover margin requirements for futures contracts.
(f)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(g)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,414,366.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.
(j)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $0 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
GCI Liberty, Inc. Class A (Escrow)	5/23/23	0

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund	8,857,408	758,311,731	748,594,137	892,617	(454)	-	18,574,548	0.0%
Fidelity Securities Lending Cash Central Fund	153,089,806	493,620,596	579,728,649	487,960	-	-	66,981,753	0.3%
Total	161,947,214	1,251,932,327	1,328,322,786	1,380,577	(454)	-	85,556,301

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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